Segmented Information (Tables)	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Summary of Results by Business Segment

The following table summarizes the segment results for the three and nine months ended July 31, 2020 and July 31, 2019.

Results by Business Segment[1]

(millions of Canadian dollars)	Canadian Retail		U.S. Retail		Wholesale Banking[2]		Corporate[2]		Total
	For the three months ended
	July 31 2020	July 31 2019	July 31 2020	July 31 2019	July 31 2020	July 31 2019	July 31 2020	July 31 2019	July 31 2020	July 31 2019
Net interest income (loss)	$2,910	$3,122	$2,256	$2,241	$531	$198	$786	$463	$6,483	$6,024

Non-interest income (loss)	3,116	3,024	595	745	866	716	(395)	(10)	4,182	4,475

Total revenue	6,026	6,146	2,851	2,986	1,397	914	391	453	10,665	10,499
Provision for (recovery of) credit losses	951	316	897	255	123	1	217	83	2,188	655
Insurance claims and related expenses	805	712	–	–	–	–	–	–	805	712

Non-interest expenses	2,533	2,533	1,646	1,604	669	594	459	643	5,307	5,374

Income (loss) before income taxes	1,737	2,585	308	1,127	605	319	(285)	(273)	2,365	3,758
Provision for (recovery of) income taxes	474	695	(48)	134	163	75	(144)	(91)	445	813

Equity in net income of an investment in TD Ameritrade	–	–	317	294	–	–	11	9	328	303
Net income (loss)	$1,263	$1,890	$673	$1,287	$442	$244	$(130)	$(173)	$2,248	$3,248

	For the nine months ended
	July 31 2020	July 31 2019	July 31 2020	July 31 2019	July 31 2020	July 31 2019	July 31 2020	July 31 2019	July 31 2020	July 31 2019
Net interest income (loss)	$9,079	$9,176	$6,763	$6,719	$1,381	$633	$2,021	$1,228	$19,244	$17,756

Non-interest income (loss)	9,225	8,917	1,792	2,123	2,323	1,750	(782)	179	12,558	12,969

Total revenue	18,304	18,093	8,555	8,842	3,704	2,383	1,239	1,407	31,802	30,725
Provision for (recovery of) credit losses	2,495	906	2,353	787	514	3	963	442	6,325	2,138
Insurance claims and related expenses	2,256	2,082	–	–	–	–	–	–	2,256	2,082

Non-interest expenses	7,757	8,098	4,919	4,742	1,937	1,793	1,282	1,844	15,895	16,477

Income (loss) before income taxes	5,796	7,007	1,283	3,313	1,253	587	(1,006)	(879)	7,326	10,028
Provision for (recovery of) income taxes	1,572	1,889	(120)	386	321	139	(419)	(325)	1,354	2,089

Equity in net income of an investment in TD Ameritrade	–	–	752	863	–	–	28	28	780	891
Net income (loss)	$4,224	$5,118	$2,155	$3,790	$932	$448	$(559)	$(526)	$6,752	$8,830
Total assets	$461,358	$447,921	$548,402	$426,548	$524,286	$466,080	$163,259	$64,893	$1,697,305	$1,405,442
[1]

The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in Non-interest expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.

[2]	Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.